Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details) - Stock Option Plan [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2019 Option $ / shares	Sep. 30, 2018 Option	Dec. 31, 2018 Option $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | Option	25,945,500	2,072,050	2,072,050
Issued | Option		6,425,000	6,425,000
Cancelled / Expired | Option			(1,200,000)
Outstanding, end of year | Option			25,945,500
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares			$ 2.30
Weighted Average Exercise Price, Issued | $ / shares			1.20
Weighted Average Exercise Price, Cancelled / Expired | $ / shares			1.80
Weighted Average Exercise Price, Outstanding at end of year | $ / shares			$ 0.18
Post-consolidation Basis [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | Option	2,594,550
Issued | Option		642,500
Cancelled / Expired | Option	(329,000)
Outstanding, end of year | Option	2,265,550		2,594,550
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.80
Weighted Average Exercise Price, Issued | $ / shares
Weighted Average Exercise Price, Cancelled / Expired | $ / shares	5.10
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 1.60